Debt (Details) - USD ($)			1 Months Ended					3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 19, 2022	May 01, 2020	Oct. 31, 2021	Aug. 31, 2021	Dec. 31, 2020	May 31, 2020	Oct. 31, 2019	Aug. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	May 31, 2022	Mar. 31, 2022	Feb. 01, 2022	Jul. 19, 2021	Jun. 30, 2021
Debt (Details) [Line Items]
Long-term debt maturity									5 years
Conversion price, percentage								90.00%
Combined common stock shares (in Shares)									22,902,063					1,000,000
Interest expense									$ 4,000,000
Contractual interest expense									3,900,000
Amortization of debt issuance costs.									100,000
Common stock value issued
Minimum [Member]
Debt (Details) [Line Items]
Total shares of capital stock									200,000,000
Maximum [Member]
Debt (Details) [Line Items]
Total shares of capital stock									250,000,000
2022 B. Riley Term Loan [Member]
Debt (Details) [Line Items]
Convertible promissory notes												$ 10,000,000
Gross proceeds												$ 10,000,000
Purchase of additional units									$ 10,000,000
Interest accrued, percentage												7.00%
2021 Cox Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Convertible promissory notes				$ 10,000,000				$ 10,000,000
Gross proceeds				15,000,000				$ 15,000,000
Purchase of additional units			$ 5,000,000	$ 15,000,000
Interest accrued, percentage				4.00%				4.00%	10.00%	10.00%
Promissory notes				$ 10,000,000				$ 10,000,000
Conversion price, percentage				50.00%
Aggregate principal amount			5,000,000	$ 5,000,000				5,000,000
Outstanding debt									$ 250,000,000	$ 250,000,000
Number of shares outstanding									$ 25,000,000	$ 25,000,000
Enterprise value								$ 250,000,000
Equity securities percentage				50.00%				50.00%
Convertible Promissory Note [Member]
Debt (Details) [Line Items]
Interest accrued, percentage				4.00%				4.00%
Promissory notes				$ 700,000				$ 700,000
Conversion price, percentage								90.00%
Enterprise value								$ 250,000,000
Bear interest percentage									4.00%
2020 Secured Convertible Note Purchase Agreement and Secured Convertible Promissory Note [Member]
Debt (Details) [Line Items]
Purchase of additional units			$ 36,700,000
Secured convertible promissory notes									$ 91,700,000
Investors total									$ 55,000,000
Purchase agreement description									an initial public offering, (ii) a transaction or series of related transactions pursuant to which more than 50% of the Company’s equity securities come to be owned by an unrelated third party or (iii) the sale of all or substantially all of the assets of the Company (a “Liquidity Event”). The Notes are convertible, at the investor’s election, into shares of common stock or shares of the series or class of capital stock (“Conversion Shares”)
Enterprise value as a condition for converting debt into equity															$ 250,000,000
Bear interest rate									10.00%
2020 Secured Convertible Note Purchase Agreement and Secured Convertible Promissory Note [Member] | Qualified Financing [Member]
Debt (Details) [Line Items]
Minimum proceeds from public financing									$ 15,000,000
Estimated gain loss on debt conversion	$ 112,900,000
2020 Secured Convertible Note Purchase Agreement and Secured Convertible Promissory Note [Member] | Minimum [Member]
Debt (Details) [Line Items]
Combined common stock shares (in Shares)													523,763
2020 Secured Convertible Note Purchase Agreement and Secured Convertible Promissory Note [Member] | Maximum [Member]
Debt (Details) [Line Items]
Combined common stock shares (in Shares)													4,800,000
2020 Convertible promissory notes [Member]
Debt (Details) [Line Items]
Convertible promissory notes									$ 2,500,000
Paycheck Protection Program Loan ("PPP Loan") [Member]
Debt (Details) [Line Items]
Bear interest percentage											1.00%
Business administration principal amount						$ 1,100,000
2021 Convertible Promissory Note [Member]
Debt (Details) [Line Items]
Promissory notes				$ 700,000				$ 700,000
2020 Secured Convertible Note Purchase Agreement and Secured Convertible Promissory Note [Member]
Debt (Details) [Line Items]
Purchase of additional units					36,700,000
Secured convertible promissory notes					91,700,000
Investors total					$ 55,000,000
Purchase agreement description										(i) an initial public offering, (ii) a transaction or series of related transactions pursuant to which more than 50% of the Company’s equity securities come to be owned by an unrelated third party or (iii) the sale of all or substantially all of the assets of the Company (a “Liquidity Event”). The Notes are convertible, at the investor’s election, into shares of common stock or shares of the series or class of capital stock (“Conversion Shares”) sold in a private round of equity financing consummated after January 1, 2021 that result in gross proceeds of at least $15.0 million (a “CPH Qualified Financing”). The conversion price is equal to the imputed pre-money enterprise value of the Company with respect to the CPH Qualified Financing divided by the total number of shares of capital stock then currently issued and outstanding, calculated on an as-exercised, as-converted, fully diluted basis, but excluding shares of capital stock of the Company issuable to the investor upon conversion of the Notes. The conversion price is subject to adjustment in the event the Company’s enterprise value is greater than $250.0 million at the time of conversion.
Bear interest rate										10.00%
2020 Secured Convertible Note Purchase Agreement and Secured Convertible Promissory Note [Member] | Minimum [Member]
Debt (Details) [Line Items]
Combined common stock shares (in Shares)			523,763
2020 Secured Convertible Note Purchase Agreement and Secured Convertible Promissory Note [Member] | Maximum [Member]
Debt (Details) [Line Items]
Combined common stock shares (in Shares)			4,800,000
Two Zero Two Zero Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Convertible promissory notes										$ 2,500,000
Bear interest percentage					4.00%
Two Zero Two Zero Convertible Promissory Notes [Member] | Minimum [Member]
Debt (Details) [Line Items]
Total shares of capital stock										200,000,000
Two Zero Two Zero Convertible Promissory Notes [Member] | Maximum [Member]
Debt (Details) [Line Items]
Total shares of capital stock										$ 250,000,000
Two Zero Two Zero Paycheck Protection Program Loan ("PPP Loan") [Member]
Debt (Details) [Line Items]
Bear interest percentage		1.00%
Business administration principal amount		$ 1,100,000
Two Zero One Nine Term Loan Facility ("Term Loan") [Member]
Debt (Details) [Line Items]
Loan amount							$ 30,000,000
Loan matures							24 months
Interest loan percentage							4.05%
Common stock value issued							$ 100,000
2020 Convertible Promissory Notes Excluding the Portion of Debt Converted into Equity [Member]
Debt (Details) [Line Items]
Deferred gain loss on early extinguishment of debt	$ 2,400